Property and equipment - Additional Information (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021
Depreciation Expense	$ 100	$ 100	$ 200	$ 200
Unamortized capitalized software development costs	1,100		1,100
Amortization expense related to Capitalized software costs	$ 100	$ 20	$ 100	$ 100